EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - Defined benefit plan	Dec. 31, 2019
Discount rate
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	0.50%
Increase in liability (as a percent)	8.56%
Decrease in liability (as a percent)	4.88%
Medical cost growth rate
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	0.50%
Increase in liability (as a percent)	8.27%
Decrease in liability (as a percent)	5.60%
Mortality
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	1.00%
Increase in liability (as a percent)	7.23%
Decrease in liability (as a percent)	4.40%
Economic inflation
Sensitivity of the balance of actuarial liabilities
Change (as a percent)	0.50%